Note 16 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property, plant and equipment	€ 8,967	€ 9,506
Property plant and equipment for own use	8,139	8,501
tangible assets leased out under an operating lease	828	1,004
Investment property	(246)	(253)
Tangible assets	9,213	9,759
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	6,297	6,475
Construction in progress [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	69	155
2590 Miscellaneous Furniture and Fixtures [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	6,768	6,848
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	2,489	2,439
Investment property	(259)	(251)
Accumulated depreciation and amortisation [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	(7,345)	(7,276)
tangible assets leased out under an operating lease	(177)	(153)
Investment property	(128)	(118)
Accumulated impairment [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Property plant and equipment for own use	(138)	(140)
Investment property	(114)	(121)
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
tangible assets leased out under an operating lease	1,006	1,158
Building rental [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property	(228)	(240)
Other [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Investment property	€ (1)	€ (1)